Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net income for the period	$ 141,152	$ 150,498	$ 147,021	$ 146,201	$ 291,650	$ 293,222
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	19,348		20,081		19,380	20,214
Effect of dilutive securities:
Dilutive effect of non-vested shares	172				172
Diluted weighted average common shares outstanding	19,520		20,081		19,552	20,214
Basic earnings per share (in dollars per share)	$ 7.30		$ 7.32		$ 15.05	$ 14.51
Diluted earnings per share (in dollars per share)	$ 7.23		$ 7.32		$ 14.92	$ 14.51